Significant Assets and Liabilities Denominated in Foreign Currencies	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Significant Assets and Liabilities Denominated in Foreign Currencies
40.	SIGNIFICANT ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES
The following information was aggregated by the foreign currencies other than functional currencies of the group entities and the exchange rates between foreign currencies and respective functional currencies were disclosed. The significant financial assets and liabilities denominated in foreign currencies were as follows:

	Foreign Currencies (In Thousand)	Exchange Rate	Carrying Amount (In Thousand)

December 31, 2022

Monetary financial assets
US$	$5,602,783	US$1=NT$30.71	$172,061,459
US$	1,517,342	US$1=RMB6.9646	46,597,573
US$	24,066	US$1=EUR0.9376	739,064
JPY	8,599,044	JPY1=NT$0.2324	1,998,417
JPY	410,433	JPY1=US$0.0076	95,385

	Foreign Currencies (In Thousand)	Exchange Rate	Carrying Amount (In Thousand)

Monetary financial liabilities
US$	$5,539,862	US$1=NT$30.71	$170,129,161
US$	1,361,060	US$1=RMB6.9646	41,798,164
US$	56,203	US$1=EUR0.9376	1,725,989
JPY	10,093,229	JPY1=NT$0.2324	2,345,666
JPY	343,989	JPY1=US$0.0076	79,943

December 31, 2023

Monetary financial assets
US$	5,446,388	US$1=NT$30.705	167,231,335
US$	1,280,256	US$1=RMB7.0827	39,310,262
US$	69,208	US$1=EUR0.9050	2,125,037
JPY	4,926,139	JPY1=NT$0.2172	1,069,957
JPY	181,939	JPY1=US$0.0071	39,517

Monetary financial liabilities
US$	5,226,872	US$1=NT$30.705	160,491,098
US$	1,029,004	US$1=RMB7.0827	31,595,564
US$	37,370	US$1=EUR0.9050	1,147,458
JPY	6,882,104	JPY1=NT$0.2172	1,494,793
JPY	965,608	JPY1=US$0.0071	209,730
The significant realized and unrealized foreign exchange gain (loss) were as follows:

	For the Year Ended December 31
	2021		2022		2023
Functional Currencies	Exchange Rate	Net Foreign Exchange Gain (Loss)	Exchange Rate	Net Foreign Exchange Gain (Loss)	Exchange Rate	Net Foreign Exchange Gain (Loss)
		NT$		NT$		NT$	US$ (Note 4)

US$	US$1=NT$27.68	$132,582	US$1=NT$30.71	$(347,044)	US$1=NT$30.705	$162,827	$5,318
NT$		1,413,969		(2,985,318)		822,098	26,848
RMB	RMB1=NT$4.3415	(85,675)	RMB1=NT$4.4094	921,898	RMB1=NT$4.3352	(4,612)	(151)

		$1,460,876		$(2,410,464)		$980,313	$32,015